VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – December 31, 2019 (Unaudited)

Shares		Value

Private Investment Funds(a) - 65.7%

	Diversified - 65.7%
—	AMP Capital Diversified Infrastructure Trust(b)	$25,485,818
—	AMP Capital Infrastructure Debt Fund III(c)	25,484,706
8,957	Blackstone Infrastructure Partners LP	8,800,000
136,065	BTG Pactual Open Ended Core US Timberland Fund LP(d)(e)	153,989,910
—	Ceres Farmland Holdings LP(f)(g)	117,854,033
24,112,380	Global Dividend Infrastructure Fund	39,732,380
36,263	Hancock Timberland and Farmland Fund LP(f)	37,224,474
146,377	Harrison Street Social Infrastructure Fund LP(e)(h)	158,277,961
20,202	IFC Core Farmland Fund LP(e)(h)	20,179,576
—	IFM Global Infrastructure Fund (Offshore) LP(i)	55,033,490
—	IFM US Infrastructure Debt Fund, LP(e)(j)	14,843,813
58,945,659	IIF Hedged LP	57,208,000
63,695	Jamestown Timberland Fund(e)(h)	69,632,305
—	RMS Evergreen Forestland Fund LP(f)(k)	80,842,576
25,142	UBS AgriVest Farmland Fund, Inc.(f)	49,768,046
67,076	US Core Farmland Fund LP(e)(h)	80,660,867
—	Versus Capital Real Assets Sub-REIT II LLC(e)(l)(m)(n)	57,363,590
—	Versus Capital Real Assets Sub-REIT LLC(e)(l)(m)(n)	35,901,157

	Total Private Investment Funds	1,088,282,702

	(Cost $1,043,136,706)
Common Stocks - 11.7%

	Agricultural Biotech - 0.1%
68,800	Corteva, Inc.	2,033,728

	Agricultural Chemicals - 0.6%
94,996	CF Industries Holdings, Inc.	4,535,109
34,946	Mosaic Co.	756,231
51,324	Nutrien, Ltd.	2,457,212
29,724	Nutrien, Ltd.	1,424,077
18,981	Yara International ASA	789,569

		9,962,198

	Agricultural Operations - 0.8%
92,566	Archer-Daniels-Midland Co.	4,290,434
26,199	Bunge, Ltd.	1,507,753
45,174	Genus, PLC	1,900,451
84,700	Hokuto Corp.	1,541,913
445,600	IOI Corp. Bhd	502,192
98,500	Kuala Lumpur Kepong Bhd	597,189
17,796	Limoneira Co.	342,217
459,900	Sime Darby Plantation Bhd	612,750
223,400	SLC Agricola SA	1,377,264

		12,672,163

	Airport Development/Maintenance - 0.1%
6,400	Grupo Aeroportuario Del Sureste SAB De CV	1,199,296

	Building & Construction-Miscellaneous - 0.2%
76,463	Ferrovial SA	2,313,188
32,614	Louisiana-Pacific Corp.	967,657
7,877	Simpson Manufacturing Co., Inc.	631,972

		3,912,817

	Building Production-Wood - 0.0%
23,476	Stella-Jones, Inc.	678,310

Shares		Value

	Building-Heavy Construction - 0.1%
11,600	Vinci SA	$1,288,166

	Chemicals-Diversified - 0.1%
11,247	FMC Corp.	1,122,676
93,500	Israel Chemicals, Ltd.	447,865
14,800	Sociedad Quimica Y Minera De Chile SA	395,012

		1,965,553

	Containers-Paper/Plastic - 0.3%
117,029	Graphic Packaging Holding Co.	1,948,533
8,234	Packaging Corp. of America	922,126
38,879	Sonoco Products Co.	2,399,612

		5,270,271

	Electric-Distribution - 0.5%
44,400	CenterPoint Energy, Inc.	1,210,788
13,600	Orsted A/S, 144A	1,406,576
32,900	Sempra Energy	4,983,692

		7,601,056

	Electric-Integrated - 2.5%
27,508	Ameren Corp.	2,112,614
68,800	American Electric Power Co., Inc.	6,502,288
123,600	Chubu Electric Power Co., Inc.	1,753,526
143,167	CLP Holdings, Ltd.	1,504,739
41,892	CMS Energy Corp.	2,632,493
146,509	CPFL Energia SA	1,294,751
296,600	EDP - Energias De Portugal SA	1,285,544
293,500	Enel SPA	2,328,247
35,900	Entergy Corp.	4,300,820
83,648	FirstEnergy Corp.	4,065,293
39,694	NextEra Energy, Inc.	9,612,299
51,800	Xcel Energy, Inc.	3,288,782

		40,681,396

	Energy-Alternate Sources - 0.1%
143,900	Sao Martinho SA	848,512

	Fisheries - 0.3%
49,407	Austevoll Seafood ASA	506,772
5,028	Bakkafrost	372,262
120,516	Leroy Seafood Group ASA	800,301
10,500	Maruha Nichiro Corp.	270,098
47,791	Mowi ASA	1,242,230
19,812	Salmar ASA	1,013,923
171,119	Tassal Group, Ltd.	499,544

		4,705,130

	Food-Confectionery - 0.0%
2,600	Hershey Co.	382,148

	Food-Dairy Products - 0.1%
7,599	Danone SA	629,911
12,500	Megmilk Snow Brand Co., Ltd.	286,687

		916,598

	Food-Flour & Grain - 0.0%
31,800	Nisshin Seifun Group, Inc.	557,828

	Food-Meat Products - 0.3%
14,200	NH Foods, Ltd.	589,407
27,374	Tyson Foods, Inc.	2,492,129
2,601,500	WH Group, Ltd. 144A	2,687,535

		5,769,071

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – December 31, 2019 (Unaudited) (continued)

Shares		Value

	Food-Miscellaneous/Diversified - 0.5%
8,744	General Mills, Inc.	$468,329
12,917	Ingredion, Inc.	1,200,635
2,700	Kerry Group, PLC	333,146
10,049	Kraft Heinz Co.	322,874
2,100	McCormick & Co., Inc.	356,433
16,901	Mondelez International, Inc.	930,907
29,705	Nestle SA	3,216,047
362,447	Wilmar International, Ltd.	1,110,288

		7,938,659

	Food-Wholesale/Distribution - 0.0%
6,471	Sysco Corp.	553,529

	Forestry - 0.6%
29,300	Canfor Corp. (n)	273,922
241,572	Interfor Corp. (n)	2,729,091
91,093	Svenska Cellulosa AB SCA	923,928
150,275	West Fraser Timber Co., Ltd.	6,628,741

		10,555,682

	Gas-Distribution - 0.6%
12,800	Atmos Energy Corp.	1,431,808
486,606	China Gas Holdings, Ltd.	1,823,453
395,700	National Grid, PLC	4,949,526
76,000	Tokyo Gas Co., Ltd.	1,854,622

		10,059,409

	Machinery-Farm - 0.3%
40,784	AG Growth International, Inc.	1,458,557
7,211	AGCO Corp.	557,050
17,324	Deere & Co.	3,001,556

		5,017,163

	Medical-Drugs - 0.1%
18,547	Zoetis, Inc.	2,454,695

	Non-hazardous Waste Disposal - 0.1%
1,232,000	China Water Affairs Group, Ltd.	921,751

	Oil Companies-Exploration & Production - 0.0%
938,300	Kunlun Energy Co., Ltd.	828,447

	Paper & Related Products - 0.3%
63,806	Cascades, Inc.	550,818
23,860	Holmen AB	726,523
29,921	Mercer International, Inc.	368,028
20,515	Mondi, PLC	477,927
34,000	Nippon Paper Industries Co., Ltd.	578,271
111,300	Oji Holdings Corp.	609,484
6,908	Smurfit Kappa Group, PLC	267,192
52,200	Suzano SA	514,902
19,316	UPM-Kymmene OYJ	669,722

		4,762,867

	Pipelines - 1.1%
38,200	Cheniere Energy, Inc. (n)	2,332,874
98,100	Equitrans Midstream Corp.	1,310,616
118,600	Inter Pipeline, Ltd.	2,058,638
132,100	Kinder Morgan, Inc.	2,796,557
63,200	Pembina Pipeline Corp.	2,342,471
33,300	Plains GP Holdings LP	631,035
91,500	TC Energy Corp.	4,873,236

Shares		Value

	Pipelines - (continued)
104,600	Williams Cos, Inc.	$2,481,112

		18,826,539

	Public Thoroughfares - 0.8%
135,951	Atlantia SPA	3,170,411
247,000	EcoRodovias Infraestrutura E Logistica SA (n)	1,000,845
767,300	Jiangsu Expressway Co., Ltd.	1,051,649
211,778	Promotora Y Operadora De Infraestructura SAB De CV	2,167,567
565,486	Transurban Group	5,916,728

		13,307,200

	Satellite Telecom - 0.1%
74,988	SES SA	1,051,430

	Transport-Rail - 0.7%
9,500	Canadian Pacific Railway, Ltd.	2,421,767
24,700	CSX Corp.	1,787,292
26,400	East Japan Railway Co.	2,395,207
155,319	MTR Corp., Ltd.	917,886
602,600	Rumo SA (n)	3,909,777

		11,431,929

	Warehousing and Harbor Transportation Services -0.1%
554,300	China Merchants Port Holdings Co., Ltd.	937,550

	Water - 0.3%
79,791	Aqua America, Inc.	3,745,390
128,000	Pennon Group, PLC	1,737,886

		5,483,276

	Total Common Stocks	194,574,367

	(Cost $175,589,405)

Real Estate Investment Trust - 1.9%

	Agricultural Operations - 0.0%
84,100	Farmland Partners, Inc., REIT	570,198

	REITS-Diversified - 1.9%
26,800	American Tower Corp., REIT	6,159,176
169,485	CatchMark Timber Trust, Inc., REIT	1,943,993
32,800	Gladstone Land Corp., REIT	425,416
148,680	PotlatchDeltic Corp., REIT	6,433,384
191,195	Rayonier, Inc., REIT	6,263,548
10,600	SBA Communications Corp., REIT	2,554,494
240,973	Weyerhaeuser Co., REIT	7,277,385

		31,057,396

	Total Real Estate Investment Trust	31,627,594

	(Cost $26,281,318)
Par(o)

Corporate Debt - 2.6%

	Pipelines - 2.3%
10,000,000	EPIC Y-Grade Services LP, L + 6.00%,, 7.65%, 6/13/2024	9,781,250
9,562,500	Paradigm Midstream LLC, 3L + 5.25%,, 7.14%, 9/5/2024	9,132,188
9,900,000	Seaport Financing LLC, 3L + 5.50%, 7.25%, 10/31/2025	9,801,000
10,406,234	Woodford Express LLC, 3L + 5.00%,, 6.80%, 1/26/2025	9,136,673

		37,851,111

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – December 31, 2019 (Unaudited) (continued)

Par		Value

	Sovereign - 0.3%
	Australia Government Bond (AUD),
195,000	3.00%, 9/20/2025	$201,187
	Canadian Government Real Return Bond (CAD),
116,651	4.25%, 12/1/2026	114,167
208,796	2.00%, 12/1/2041	214,393
	Denmark Government Bond (DKK),
1,596,019	0.10%, 11/15/2023	255,889
	French Republic Government Bond (EUR),
465,626	1.85%, 7/25/2027	646,313
	Italy Buoni Poliennali Del Tesoro, 144A (EUR),
386,188	0.10%, 5/15/2022	438,433
284,791	2.35%, 9/15/2024	358,023
	New Zealand Government Inflation Linked Bond (NZD),
550,000	3.00%, 9/20/2030	501,313
	Spain Government Inflation Linked Bond (EUR),
367,437	0.30%, 11/30/2021	424,737
	Spain Government Inflation Linked Bond, 144A (EUR),
236,473	1.80%, 11/30/2024	303,443
	Sweden Inflation Linked Bond, 144A (SEK),
515,000	3.50%, 12/1/2028	108,633
	United Kingdom Gilt Inflation Linked (GBP),
314,887	1.88%, 11/22/2022	470,240
200,078	0.75%, 3/22/2034	394,347

		4,431,118

	Total Corporate Debt	42,282,229

	(Cost $43,730,245)

Private Debt - 9.3%
50,000,000	Blackstone CQP Common Holdco LP – 3L +5.0% - 6.91% at 12/31/2019 - 9/30/2024 (a)(m)	51,284,094
101,037,243	Frija LP 8.75%, 12/31/2022 (a)(m)(p)	103,148,372

	Total Private Debt	154,432,466

	(Cost $154,432,466)

U.S. Treasury Obligations - 2.0%
	U.S. Treasury Inflation Indexed Bonds,
2,269,270	0.13%, 4/15/2020	2,266,554
2,558,735	1.13%, 1/15/2021	2,582,531
731,774	2.38%, 1/15/2025	815,699
1,372,431	2.50%, 1/15/2029	1,654,507
25,000,000	United States Treasury Bill, 1.44%, 1/21/2020	24,980,670

		32,299,961

	Total U.S. Treasury Obligations	32,299,961

	(Cost $32,180,035)

Shares		Value

Short-Term Investments - 6.6%
109,882,028	Morgan Stanley Institutional Liquidity Funds - Treasury Securities Portfolio, 1.49%	$109,882,028

	(Cost $109,882,028)
	Total Investments - 99.8%	1,653,381,347

	(Cost $1,585,232,203)
	Other Assets
	Net of Liabilities - 0.2%	3,470,702

	Net Assets — 100.0%	$1,656,852,049

(a)	Restricted Securities.
(b)	Partnership is not designated in units. The Fund owns approximately 2.5% of this Fund.
(c)	Partnership is not designated in units. The Fund owns approximately 1.6% of this Fund.
(d)	The Fund owns more than 25% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(e)	Affiliated issuer.
(f)	The Fund owns more than 5% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(g)	Partnership is not designated in units. The Fund owns approximately 14.0% of this Fund.
(h)	The Fund owns more than 50% of the Private Investment Fund, but has contractually limited its voting interests to less than 5% of total voting interests.
(i)	Partnership is not designated in units. The Fund owns approximately 0.2% of this Fund.
(j)	Partnership is not designated in units. The Fund owns approximately 5.1% of this Fund.
(k)	Partnership is not designated in units. The Fund owns approximately 8.6% of this Fund.
(l)	Investment is a wholly-owned and controlled subsidiary that is not designated in units.
(m)	Security value was determined by using significant unobservable inputs.
(n)	Non-income producing security.
(o)	Par values are designated in the local currency.
(p)	Interest is paid in-kind.

Portfolio Abbreviations:

LP - Limited Partnership

PLC - Public Limited Company

REIT - Real Estate Investment Trust

144A – Rule 144A Security

L – 30 Day London Inter-bank Offered Rate

3L – 3 Month London Inter-bank Offered Rate

Foreign Currencies:

AUD - Australian Dollar

CAD - Canadian Dollar

DKK - Danish Krone

EUR - Euro

GBP – United Kingdom Pound Sterling

NZD – New Zealand Dollar

SEK – Swedish Krona

USD – United States Dollar

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC

Portfolio of Investments – December 31, 2019 (Unaudited) (continued)

Industry	% of Net Assets

Diversified	65.7%
Private Debt	9.3%
Short-Term Investments	6.6%
Pipelines	3.4%
Electric-Integrated	2.5%
U.S. Treasury Obligations	2.0%
REITS-Diversified	1.9%
All Other Industries	8.4%
Other Assets net of Liabilities	0.2%

Total	100.0%

Forward foreign currency contracts as of December 31, 2019 were as follows:

Currency Purchased	Currency Amount Purchased	Currency Sold	Currency Amount Sold	Counterparty	Settlement Date	Unrealized Appreciation	Unrealized Depreciation
AUD	37,887	USD	26,111	HSBC Bank USA	2/12/20	$505	$—
EUR	26,717	USD	29,500	HSBC Bank USA	1/15/20	496	—
GBP	51,805	USD	67,025	HSBC Bank USA	2/12/20	1,680	—
NZD	29,469	USD	18,794	HSBC Bank USA	2/12/20	1,057	—
USD	425,342	NZD	663,711	HSBC Bank USA	2/12/20	—	21,752
USD	2,132,034	EUR	1,933,236	HSBC Bank USA	1/15/20	—	38,501
USD	105,554	SEK	1,009,904	HSBC Bank USA	2/12/20	—	2,492
USD	903,058	GBP	701,455	HSBC Bank USA	2/12/20	—	27,217
USD	136,795	AUD	197,971	HSBC Bank USA	2/12/20	—	2,280
USD	308,766	CAD	406,647	HSBC Bank USA	2/12/20	—	4,447
USD	247,374	DKK	1,658,096	HSBC Bank USA	2/12/20	—	2,254

Total						$3,738	$98,943

See accompanying notes to portfolio of investments.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Portfolio of Investments

For the Period Ended December 31, 2019 (Unaudited)

Securities Valuation - Consistent with Section 2(a)(41) of the Investment Company Act of 1940, the Fund prices its securities as follows: Investments in securities that are listed on the New York Stock Exchange (the “NYSE”) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices for the day or, if no ask price is available, at the bid price. Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price as reflected on the tape at the close of the exchange representing the principal market for such securities. If, after the close of a foreign market, but prior to the NYSE close, market conditions change significantly, certain foreign securities may be valued pursuant to procedures established by the Board of Directors (the “Board”).

Debt securities are valued at their mean prices by an independent pricing service using valuation methods that are designed to represent fair value, such as matrix pricing and other analytical pricing models, market transactions and dealer quotations. Debt securities purchased with a remaining maturity of 60 days or less are valued at acquisition cost, plus or minus any amortized discount or premium which approximates fair value.

Short-term debt securities, which have a maturity date of 60 days or less, are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at their closing net asset value (the “NAV”).

Securities for which market prices are unavailable, or securities for which the Adviser determines that the bid and/or ask price does not reflect market value, will be valued at fair value pursuant to procedures approved by the Board. Circumstances in which market prices may be unavailable include, but are not limited to, trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include recent transactions in comparable securities, information relating to the specific security and developments in the markets. The Fund’s use of fair value pricing may cause the NAV of the Shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of such security.

The Fund invests a significant portion of its assets in Private Investment Funds. The Board has approved procedures pursuant to which the Fund values its investments in Private Investment Funds at fair value. As a general matter, the Fund bases its NAV on valuations of its interests in the Private Investment Funds provided by the managers of the Private Investment Funds and their agents on a quarterly basis. These fair value calculations will involve significant professional judgment by the managers of the Private Investment Funds in the application of both observable and unobservable attributes and the calculated values of the Private Investment Funds themselves or their underlying assets may differ from their actual realizable value or future fair value. Additionally, between the quarterly valuation periods, the NAVs of the Private Investments Funds are adjusted daily based on the estimated total return that each underlying private fund will generate during the current quarter. The Adviser and the Board’s Valuation Committee monitor these estimates regularly and update them as necessary if macro-level considerations or individual fund considerations warrant any adjustments. At the end of the quarter, each Private Investment Fund’s net asset value is adjusted as needed to reflect the actual income and appreciation or depreciation realized by such Private Investment Fund when the quarterly valuations and income are reported by each manager. As of the December 31, 2019 portfolio of investments presented herein, all of the Fund’s investments in Private Investment Funds are reported at the respective NAVs provided by the managers of the Private Investment Funds and their agents, which may differ from the valuations used by the Fund in its December 31, 2019 NAV calculation.

The Fund invests a portion of its assets in one or more wholly-owned and controlled subsidiaries that make direct investments into timberland and agriculture/farmland assets. The subsidiaries are each a real estate investment trust (“Sub-REITs”). The Board has approved procedures pursuant to which the Fund values its investments in each Sub-REIT at fair value. These fair value calculations will involve significant professional judgment by the Adviser in the application of both observable and unobservable attributes and the calculated values of the Sub-REITs themselves or their underlying assets may differ from their actual realizable value or future fair value. Additionally, between the quarterly valuation periods, the NAVs of each Sub-REIT are adjusted daily based on the estimated total return that each asset in each Sub-REIT will generate during the current quarter. The Adviser and the Board’s Valuation Committee monitor these estimates regularly and update them as necessary if macro-level considerations or individual asset changes warrant any adjustments. As of the December 31, 2019 portfolio of investments presented herein, the Fund had investments in two Sub-REITs, which are reported at fair value. At December 31, 2019, Versus Capital Real Assets Sub-REIT LLC owns an alfalfa property in Bent County, Colorado fair valued at approximately $15,100,000 and almond properties in Placer and Sutter counties in California fair valued at approximately $15,400,000. At December 31, 2019, Versus Capital Real Assets Sub-REIT II owns a citrus property in Collier County, Florida fair valued at approximately $35,900,000 and a hazelnut property in Benton County, Oregon fair valued at approximately $19,100,000.

The Fund invests a portion of its assets in direct investments and co-investments into real asset related private debt investments. The Board has approved procedures pursuant to which the Fund values its investments in private debt investments at fair value. The Adviser will evaluate each investment’s fair value based on numerous factors, including but not limited to changes in credit risk, construction risk, the financial strength of the borrower, and the debt instrument’s spread to US Treasuries. In accordance with these procedures, the Adviser and the Board shall use their best efforts to ensure that value of each debt investment is adjusted based on the Adviser’s estimate of what actual fair value would be in an active, liquid or established market. Generally, the Fund will carry any private debt investments based upon amortized cost plus any accrued interest, but, in certain circumstances, the Fund might value the private debt investments at a discount or a premium to the amortized cost of the investment. The Adviser and the Board’s Valuation Committee monitor these estimates regularly and update them as necessary if macro-level considerations or individual asset changes warrant any adjustments.

The Fund may use forward contracts for hedging exposure to foreign currencies.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Portfolio of Investments

For the Period Ended December 31, 2019 (Unaudited) (continued)

Due to the inherent uncertainty of determining the fair value of investments that do not have readily available market quotations, the fair value of the Fund’s investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Fund may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.

Fair Value Measurements: The inputs and valuation techniques used to measure fair value of the Fund’s investments are summarized into three levels as described in the hierarchy below:

•	Level 1 – unadjusted quoted prices in active markets for identical securities

•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, pre-payment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

It is the Fund’s policy to recognize transfers in and out of the levels at the value at the beginning of the period. For the period ended December 31, 2019, there were no transfers between levels. A summary of inputs used to value the Fund’s investments as of December 31, 2019 is as follows:

	Total Market Value at 12/31/2019	Level 1 Quoted Price	Level 2 Significant Observable Inputs	Level 3 Significant Unobservable Inputs

Private Investment Funds (Sub-REIT)*	$93,264,747	$—	$—	$93,264,747
Common Stocks*	194,574,367	194,574,367	—	—
Real Estate Investment Trust*	31,627,594	31,627,594	—	—
Corporate Debt*	42,282,229	—	42,282,229	—
Private Debt*	154,432,466	—	—	154,432,466
U.S. Treasury Obligations*	32,299,961	—	32,299,961	—
Short-Term Investments*	109,882,028	109,882,028	—	—
Other financial instruments: (Forward foreign currency exchange contracts)*	(95,205)	—	(95,205)	—

Subtotal	$658,268,187	$336,083,989	$74,486,985	$247,697,213

Private Investment Funds*	$995,017,955

Total	$1,653,286,142

* See Portfolio of Investments for industry breakout.

At the end of each calendar quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third party pricing services; the existence of contemporaneous, observable trades in the market; and changes in listings or delistings on national exchanges.

Foreign Currency-Foreign currencies, investments and other assets and liabilities, if any, are translated into U.S. dollars at the exchange rates at 4:00 p.m. U.S. ET (Eastern Time). Fluctuations in the value of the foreign currencies and other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses).

At December 31, 2019, the primary risk exposure was foreign currency exchange contracts, in the amount of $(95,205).

Restricted securities-Restricted securities include securities that have not been registered under the Securities Act of 1933, as amended, and securities that are subject to restrictions on resale. The Fund may invest in restricted securities that are consistent with a Fund’s investment objective and investment strategies. Investments in restricted securities are valued at fair value as determined in good faith in accordance with procedures adopted by the Board. It is possible that the estimated value may differ significantly from the amount that might ultimately be realized in the near term, and the difference could be material. Each of the following securities can suspend redemptions if its respective Board deems it in the best interest of its shareholders. None of these securities have suspended redemptions. This and other important information are described in the Fund’s Prospectus.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Portfolio of Investments

For the Period Ended December 31, 2019 (Unaudited) (continued)

As of December 31, 2019, the Fund invested in the following restricted securities:

Security (a)	Acquisition Date (b)	Shares/Par	Cost ($1,000s)	Value ($1,000s)	Unfunded Commitments ($1,000s)	% of Net Assets	Redemption Notice (c)

AMP Capital Diversified Infrastructure Trust	12/19/2017	—	$25,005	$25,486	$—	1.5%	(d)
AMP Capital Infrastructure Debt Fund III	9/18/2017	—	25,585	25,485	9,356	1.5%	(e)
Blackstone CQP Common Holdco LP	9/27/2018	50,000,000	51,284	51,284	—	3.1%	(f)
Blackstone Infrastructure Partners LP	3/31/2019	8,957	8,957	8,800	39,453	0.5%	(g)
BTG Pactual Open Ended Core US Timberland Fund LP (t)	9/18/2017	136,065	140,000	153,990	—	9.3%	(h)
Ceres Farmland Holdings LP	11/6/2017	—	110,000	117,854	—	7.1%	(i)
Frija LP	12/18/2017	101,037,243	103,148	103,148	—	6.2%	(f)
Global Dividend Infrastructure Fund	9/18/2017	24,112,380	40,000	39,732	—	2.4%	(j)
Hancock Timberland and Farmland Fund LP	9/18/2017	36,263	36,750	37,224	13,250	2.2%	(k)
Harrison Street Social Infrastructure Fund LP (t)	7/2/2018	146,377	150,000	158,278	—	9.6%	(l)
IFC Core Farmland Fund LP (t)	10/25/2019	20,202	20,202	20,180	129,798	1.2%	(u)
IFM Global Infrastructure Fund (Offshore) LP	9/28/2018	—	50,000	55,033	—	3.3%	(m)
IFM US Infrastructure Debt Fund, LP	9/28/2018	—	15,016	14,844	—	0.9%	(n)
IIF Hedged LP	9/18/2017	58,945,659	56,899	57,208	—	3.5%	(o)
Jamestown Timberland Fund (t)	7/2/2018	63,695	66,521	69,632	—	4.2%	(p)
RMS Evergreen Forestland Fund LP	9/18/2017	—	80,000	80,843	—	4.9%	(q)
UBS AgriVest Farmland Fund, Inc.	7/1/2019	25,142	50,000	49,768	—	3.0%	(v)
US Core Farmland Fund LP (t)	9/18/2017	67,076	75,000	80,661	—	4.9%	(r)
Versus Capital Real Assets Sub-REIT II LLC	7/25/2019	—	57,250	57,364	43,610	3.5%	(s)
Versus Capital Real Assets Sub-REIT LLC	9/29/2017	—	35,952	35,901	64,048	2.2%	(s)

Total			$1,197,569	$1,242,715	$299,515	75.0%

(a)

The securities include Investment Funds, debt securities, and wholly-owned REIT subsidiaries (sub-REIT). The Investment Funds are organized to serve as a collective investment vehicle through which eligible investors may invest in a professionally managed real asset portfolio of equity and debt investments consisting of timberland, infrastructure, agriculture and farmland. The principal investment objective of the Investment Funds is to generate attractive, predictable investment returns from a target portfolio of low-risk equity investments in income-producing real assets while maximizing the total return to shareholders through cash dividends and appreciation in the value of shares. The Fund’s debt securities are private loans made to the owners of infrastructure related assets. The principal investment objective of the debt securities is to generate a stable income stream of attractive and consistent cash distributions. The Fund has invested in wholly-owned and controlled subsidiaries that make direct investments into timberland and agriculture/farmland assets. The principal objective of the sub-REIT is to generate attractive, predictable investment returns from a target portfolio of equity investments in primarily income-producing timberland and agriculture/farmland assets while maximizing the total return to shareholders through cash dividends and appreciation in the value of the assets.

(b)	Represents initial acquisition date as shares are purchased at various dates through the current period.
(c)	The restricted securities provide for redemption subject to certain lock-up and notice periods listed.
(d)	The fund does not have formal redemption notice or lockup periods and generally attempts to pay within 12 months of receiving the redemption request.
(e)	Closed-end fund which terminates February 12, 2026 subject to two additional one year extensions at the discretion of the fund’s manager. The fund does not provide for interim redemptions.
(f)	These are private debt investments.
(g)

Following the later of: (i) the three-year anniversary of each date on which a Limited Partner acquires Units; and (ii) the six-year anniversary of the date of the Initial Closing; a Limited Partner may request redemptions quarterly upon 90 days written notice.

(h)	Two-year lock-up; redemptions are provided quarterly with 90 days prior written notice.
(i)

Two-year lock-up for the initial capital contribution and then each subsequent contribution is subject to a lock up of the later of i.) the initial capital contribution date ii.) one-year from such contribution. The notice period for redemption is annually and must be submitted by September 30th in any given year.

(j)

Shares are subject to an initial lockup period of three-years from date of acquisition. Notification period of six months is required with redemption dates falling on March 31st and September 30th of each year.

(k)	Shares are subject to an initial lockup period of three-years from date of acquisition. The notice period for redemption is annually and must be submitted by April 30th in any given year.
(l)

Shares are subject to an initial lockup period of four-years; notification of at least 90 days prior to the last calendar day of the applicable calendar quarter for which the redemption request is to be effective.

(m)	Initiating the redemption process requires a written notification 45 days prior quarter end.
(n)	Shares are subject to an initial lockup period of one-year; with 60 day written notice.
(o)	There are two redemption election periods per year which occur from May 15th to June 30th and from November 15th to December 31st.
(p)

Shares are subject to an initial lockup period of four years from the date of acquisition. A redemption request is first effective as of the last day of the first full calendar quarter after the quarter in which the investor delivers the redemption notice.

VERSUS CAPITAL REAL ASSETS FUND LLC

Notes to Portfolio of Investments

For the Period Ended December 31, 2019 (Unaudited) (continued)

(q)

Shares are subject to an initial lockup period of three-years from date of acquisition. Investment redemption requests will be processed on a semi- annual basis on June 30 and December 31 of each year.

(r)

Shares are subject to an initial lockup period of three-years from date of acquisition. A redemption request is effective as of the last day of the first full calendar quarter after the quarter in which the investor delivers the redemption notice.

(s)	The security is a wholly-owned REIT subsidiary of the Fund and has no redemption provisions.
(t)	The Fund owns a non-voting majority interest in this private investment fund.
(u)	Shares are subject to a five-year lock-up for the initial capital commitment. Thereafter, the Fund will repurchase shares upon six months advanced notice of a redemption request.
(v)	The Fund will endeavor to honor redemption requests promptly after the end of each quarter upon receipt of a written redemption request 60 days prior to the end of that quarter.